Fair Value Measurements (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Fair value measurement on a non-recurring basis
Fair value measurements
Assets measured at fair value	¥ 0	¥ 0